Related Party Transactions (Summary of Related Party Transactions) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017 [1]	Sep. 30, 2016
Related Party Transactions [Abstract]
Operating and maintenance expenses	$ 138	$ 79
General and administrative expenses	49	41
Interest and debt expense	0	3
Total	$ 187	$ 123

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.